UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

      Nine Elk Street

         Albany, NY                       12207-1002

(Address of principal executive offices)

         (Zip code)

David DeLuca

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3516

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Paradigm Opportunity Fund

	Schedule of Investments
	March 31, 2005
	(Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Agricultural Chemicals
2,900	Lesco, Inc. *	$ 42,340	4.04%

Canned, Frozen & Preserved Fruits
500	Lancaster Colony Corp.	21,275	2.03%

Commercial Printing
2,200	Cadmus Communications Corp.	31,020	2.96%

Fire, Marine & Casualty Insurance
3,000	21st Century Insurance Group	41,850	3.99%

Greeting Cards
913	CSS Industries Inc.	33,370	3.18%

Insurance Agents & Brokers
4,800	BioScrip, Inc.*	28,944	2.76%

Insurance Carriers, NEC
1,000	Pre-Paid Legal Services, Inc.	33,840	3.22%

Magnetic & Optical Recording Machines
500	Imation Corp.	17,375	1.66%

Miscellaneous Electrical Machinery, Equipment & Supplies
2,000	Exide Technologies *	25,800	2.46%

Radiotelephone Communications
350	Telephone & Data Systems	28,560	2.72%

Real Estate Agents & Managers
14,000	Silverleaf Resorts, Inc. *	20,440	1.95%

Retail- Miscellaneous Shopping
2,700	Factory Card & Party Outlet Corp. *	30,402	2.90%

Services- Equipment Rental & Leasing, NEC
3,000	Mitcham Industries, Inc. *	20,880	1.99%

Telephone Communications
400	Atlantic Tele-Network	12,808
600	Century Tel, Inc.	19,704
1,100	Leap Wireless International, Inc. *	28,655
		61,167	5.83%

Water, Sewer, Pipeline, Comm & Power Line
500	Dycom Industries *	11,495	1.09%

Wholesale- Metals Service Centers & Offices
1,100	Metals USA, Inc. *	21,549	2.05%

Total for Common Stock		470,307	44.83%
	(Cost - $467,240)

Cash Equivalents
579,598	Sei Daily Income Tr Govt B 1.99% **	579,598	55.25%
	(Cost - $579,598)

	Total Investments	1,049,905	100.08%
	(Cost - $1,046,838)

	Liabilities in excess of Other Assets	(895)	-0.08%

	Net Assets	$ 1,049,010	100.00%

* Non-Income Producing Securities
** The coupon rate shown represents the rate at March 31, 2005.

NOTES TO FINANCIAL STATEMENTS

PARADIGM OPPORTUNITY FUND

1. SECURITY TRANSACTIONS

At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,046,838 amounted to $3,067, which consisted of aggregate gross unrealized appreciation of $14,328 and aggregate gross unrealized depreciation of $11,261.

Item 1. Schedule of Investments.

Paradigm Select Fund

	Schedule of Investments
	March 31, 2005
	(Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Canned, Frozen & Preserved Fruits
500	Lancaster Colony Corp.	$ 21,275	1.70%

Crude Petroleum & Natural Gas
1,000	Chesapeake Energy	21,940
200	Kerr-McGee Corp.	15,666
		37,606	3.01%

Electric & Other Service Comb.
1,900	CMS Energy Corp. *	24,776
1,100	Pepco Holdings, Inc.	23,089
		47,865	3.83%

Electric Services
1,300	Duquesne Light Holdings, Inc.	23,296	1.86%

Electrical Industrial Apparatuses
300	Woodward Governor Company	21,510	1.72%

Electronic Components & Access
2,000	AVX Corp.	24,500	1.96%

Fire, Marine & Casualty Insurance
1,800	21st Century Insurance Group	25,110	2.01%

Food & Kindred Products
700	Flower Foods, Inc.	19,747	1.58%

Heavy Construction
400	Jacobs Engineering Group, Inc. *	20,768	1.66%

Hospital & Medical Service Planners
700	Humana, Inc. *	22,358	1.79%

Insurance Agents & Brokers
4,000	BioScrip, Inc. *	24,120	1.93%

Magnetic & Optical Recording Machines
700	Imation Corp.	24,325	1.95%

Miscellaneous Electrical Machinery, Equipment & Supplies
800	United Industrial Corp.	23,696	1.89%

National Commercial Banks
600	Commerce Bancorp., Inc.	19,482	1.56%

Natural Gas Distribution
900	Atmos Energy Corp.	24,300
1,000	Southern Union Co. *	25,110
		49,410	3.95%

Newspapers: Publishing or Publishing & Printing
1,300	Journal Communications, Inc.	21,515
400	Media General, Inc.	24,740
		46,255	3.70%

Nonferrous Foundries
700	Matthews International Corp.	22,932	1.83%

Office Furniture
500	HNI Corp.	22,475	1.80%

Petroleum Refining
600	Suncor Energy, Inc.	24,126
700	Tesoro Corp. *	25,914
		50,040	4.00%

Plastic Materials
600	Rogers Corp. *	24,000	1.92%

Plastics, Foil & Coated Paper
1,000	Pactiv Corp. *	23,350	1.87%

Prefabricated Metal Buildings & Components
500	NCI Building Systems, Inc. *	19,300	1.54%

Radiotelephone Communications
300	Telephone & Data Systems	24,480	1.96%

Railroad Equipment
1,100	Wabtec Corp.	22,539	1.80%

Railroads, Line Haul Operating
1,400	Kansas City Southern *	26,964	2.16%

Retail-Building Materials, Hardware, Garden Supply
500	Sherwin Williams Co.	21,995	1.76%

Retail - Department Stores
900	Dillards, Inc.	24,210	1.94%

Retail - Jewelry Stores
800	Zale Corp. *	23,776	1.90%

Semiconductors & Related Devices
700	Cabot Microelectronics *	21,966
500	International Rectifier Corp. *	22,750
1,800	Memc Electronic Materials, Inc. *	24,210
		68,926	5.51%

Services-Advertising Agencies
800	Catalina Marketing Corp.	20,720	1.66%

Services-Business Services
1,000	EFUNDS Corp. *	22,320	1.78%

Services-Computer Integrated Systems Design
1,600	Convergys Corp. *	23,888
900	Intergraph Corp. *	25,929
		49,817	3.98%

Services- Computer Processing & Data
600	Arbitron, Inc.	25,740	2.06%

Services- Hospitals
700	Magellan Health Services, Inc. *	23,835	1.91%

Services- Management Consulting
900	Watson Wyatt & Company Holdings	24,480	1.96%

Services- Medical Laboratories
600	LabOne, Inc. *	20,688	1.65%

Services- Misc Health & Allied Services, NEC
600	Lincare Holdings Inc. *	26,538	2.12%

Services- Offices & Clinics of Doctors of Medicine
800	Amsurg Corp. *	20,240	1.62%

Special Industry Machinery
500	Pentair, Inc.	19,500	1.56%

Special Industry Machinery, NEC
700	Varian Semiconductor Equipment Assoc *	26,607	2.13%

Telephone Communications
700	Century Tel, Inc.	22,988
800	Leap Wireless International, Inc. *	20,840
		43,828	3.51%

Water, Sewer, Pipeline, Comm & Power Line
800	Dycom Industries, Inc. *	18,392	1.47%

Total for Common Stock		1,169,015	93.50%
	(Cost - $1,148,557)

Cash Equivalents
81,770	Sei Daily Income Tr Govt B 1.99% **	81,770	6.54%
	(Cost - $81,770)

	Total Investments	1,250,785	100.04%
	(Cost - $1,230,327)

	Liabilities in excess of Other Assets	(455)	-0.04%

	Net Assets	$ 1,250,330	100.00%

* Non-Income Producing Securities
** The coupon rate shown represents the rate at March 31, 2005.

NOTES TO FINANCIAL STATEMENTS

PARADIGM SELECT FUND

1. SECURITY TRANSACTIONS

At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,230,327 amounted to $20,458, which consisted of aggregate gross unrealized appreciation of $51,470 and aggregate gross unrealized depreciation of $31,012.

Item 1. Schedule of Investments.

Paradigm Value Fund

	Schedule of Investments
	March 31, 2005
	(Unaudited)
Shares/Principal Amount			Market Value	% of Assets

COMMON STOCKS
Agricultural Chemicals
16,500	Lesco, Inc. *		$ 240,900	1.34%

Air Transportation, Scheduled
34,500	Frontier Airlines *		361,560	2.00%

Air-Conditioning & Warm Air Heating
6,000	Mestek, Inc. *		135,300	0.75%

Aircraft Engines and Engine Parts
9,200	Heico Corp. New		184,920
1,000	Heico Corp. New-CL A		15,870
			200,790	1.11%

Ball & Roller Bearings
500	NN, Inc.		6,160	0.03%

Canned, Frozen & Preserved Fruits
10,000	Corn Products International		259,900	1.44%

Coating, Engraving
14,100	Material Sciences Corp. *		189,645	1.05%

Commercial Printing
19,000	Cadmus Communications Corp.		267,900	1.49%

Communications Services
57,600	Raindance Communications *		144,576	0.80%

Construction Machinery & Equipment
32,200	Columbus McKinnon Inc. *		438,564	2.43%

Crude Petroleum & Natural Gas
6,000	Encore Acquisition Co. *		247,800
2,300	Southwestern Energy Co. *		130,548
			378,348	2.10%

Deep Sea Foreign Transportation
5,100	Seacor Smit, Inc. *		325,125	1.80%

Electric Services
4,000	Cleco Corporation		85,200	0.47%

Electrical Industrial Apparatuses
5,000	Woodward Govenor Company		358,500	1.99%

Electromedical & Electrotherapy
25,000	Criticare Systems, Inc. *		76,750	0.43%

Electronic Components & Access
30,000	AVX Corp.		367,500	2.04%

Electronic Components, NEC
41,200	Spectrum Control *		307,764	1.71%

Fabricated Plate Work
8,610	Chart Industries *		456,330	2.53%

Fire, Marine & Casualty Insurance
32,000	21st Century Insurance Group		446,400	2.48%

Food & Kindred Products
10,500	Flower Foods, Inc.		296,205	1.64%

Glass Products
15,500	Apogee Enterprise, Inc.		221,340	1.23%

Greeting Cards
17,035	CSS Industries, Inc.		622,629	3.45%

Heavy Construction
22,000	Foster Wheeler Ltd. *		382,800	2.12%

Industrial Inorganic Chemicals
15,000	Tor Minerals Intl., Inc. *		90,750	0.50%

Industrial Instruments For Measurement
14,000	K-Tron International, Inc. *		426,160	2.36%

Industrial Trucks, Tractors, Truck Parts
4,000	Cascade Corp.		140,000	0.78%

Instruments For Measurement & Testing
3,200	Allied Motion Technologies *		23,776	0.13%

Insurance Agents & Brokers
57,700	BioScrip, Inc. *		347,931	1.93%

Insurance Carriers
10,000	Pre-Paid Legal Services, Inc.		338,400	1.88%

Life Insurance
2,600	National Western Life Insurance Co. *		444,444	2.46%

Magnetic & Optical Recording Machines
7,500	Imation Corp.		260,625	1.44%

Metal Doors, Sash, Frames, Molding
6,000	Drew Industries, Inc. *		225,900	1.25%

Miscellaneous Electrical Machinery, Equipment & Supplies
14,400	United Industrial Corp.		426,528	2.37%

Motor Vehicles & Passenger Cars
1,500	Spartan Motors Inc.		15,075	0.08%

Natural Gas Distribution
18,500	Semco Energy *		106,375
7,500	Western Gas Resources, Inc.		258,375
			364,750	2.02%

Nonferrous Foundries
13,200	Superior Essex, Inc. *		233,376	1.29%

Office Furniture
22,000	Kimball International CL.B		319,000	1.77%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
15,000	Synovis Life Tech *		149,700	0.83%

Petroleum Refining
10,000	Frontier Oil Corp.		362,600
8,000	Suncor Energy, Inc.		321,680
			684,280	3.79%

Plastic Materials
8,700	Rogers Corp. *		348,000	1.93%

Plastic Products
1,000	Myers Industries, Inc.		14,110	0.08%

Public Building & Related Furniture
27,859	Virco Manufacturing Corp. *		213,957	1.19%

Railroads, Line Haul Operating
19,000	Kansas City Southern *		365,940	2.03%

Retail-Catalog & Mail-Order Houses
24,700	Blair Corp.		814,359	4.52%

Services-Automotive Repair & Service
12,500	Monro Muffler Brake, Inc.		322,625	1.79%

Services-Business Services
17,000	EFUNDS Corp. *		379,440	2.10%

Services-Computer Integrated
14,000	Intergraph Corp. *		403,340	2.24%

Services- Educational Services
21,000	Nobel Learning Communities, Inc. *		181,020	1.00%

Services-Engineering Services
5,500	Washington Group International Inc. *		247,445	1.37%

Services-Equipment Rental & Leasing
40,000	Interpool, Inc.		884,000	4.90%

Services-Help Supply Services
14,500	Volt Information Sciences, Inc.		350,175	1.94%

Services- Miscellaneous Equipment
15,000	Rotech Healthcare, Inc. *		412,650	2.29%

Special Industry Machinery, NEC
32,000	Gerber Scientific Inc. *		232,960	1.29%

Telephone Communications
4,500	Atlantic Tele-Network Inc.		144,090
14,000	Leap Wireless International, Inc. *		364,700
			508,790	2.82%

Water, Sewer & Pipeline
6,000	Preformed Line Products Co.		179,940	1.00%

Wholesale Metals Service Centers & Offices
8,500	Metals USA, Inc. *		166,515	0.92%

Total for Common Stock			17,086,147	94.76%
	(Cost - $ 14,191,495)

Warrants
213	Chart Industries, Inc. * (expires 9-15-2010)		4,260
30,000	Foster Wheeler Ltd. * CL B Warrant		25,800

	Total Warrants (Identified Cost - $0)		30,060	0.17%

Cash Equivalents
1,236,377	Sei Daily Income Tr Govt B 1.99% **		1,236,377	6.86%
	(Cost - $1,236,377)

	Total Investments		18,352,584	101.79%
	(Cost - $15,427,872)

	Liabilities in excess of Other Assets		(321,304)	-1.79%

	Net Assets		$ 18,031,280	100.00%

Securities Sold Short
Common Stock		Shares	Fair Value
	Hudson City Bancorp	7000	(255,850)

	Total (Proceeds - $254,598)		(255,850)

* Non-Income Producing Securities
** The coupon rate shown represents the rate at March 31, 2005.

NOTES TO FINANCIAL STATEMENTS

PARADIGM VALUE FUND

1. SECURITY TRANSACTIONS

At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,427,872 amounted to $2,924,712, which consisted of aggregate gross unrealized appreciation of $3,116,498 and aggregate gross unrealized depreciation of $191,786.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By : /s/ Candace King Weir

      Candace King Weir

      President

Date: 5/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Candace King Weir

      Candace King Weir

      President

Date: 5/26/05

By : Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date: 5/26/05